GOODWILL, OTHER INTANGIBLE ASSETS AND LONG-LIVED ASSETS (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Intangible Assets Subject To Amortization And For Intangible Assets Not Subject To Amortization

The information for intangible assets subject to amortization and for intangible assets not subject to amortization as of March 31, 2011 and 2012 is as follows:

	Millions of Yen
	2011			2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Other intangible assets subject to amortization:
Software	¥147,204	¥(88,653)	¥58,551	¥154,358	¥(99,252)	¥55,106
Trademarks and customer relationships	86,074	(33,383)	52,691	62,791	(20,712)	42,079
Other	36,011	(18,007)	18,004	28,802	(13,894)	14,908

Total	269,289	(140,043)	129,246	245,951	(133,858)	112,093

Other intangible assets not subject to amortization			817			821

Total other intangible assets			¥130,063			¥112,914

	Thousands of U.S. Dollars
	2012
	Gross carrying amount	Accumulated amortization	Net carrying amount
Other intangible assets subject to amortization:
Software	$1,882,415	$(1,210,391)	$672,024
Trademarks and customer relationships	765,744	(252,585)	513,159
Other	351,244	(169,439)	181,805

Total	2,999,403	(1,632,415)	1,366,988

Other intangible assets not subject to amortization			10,012

Total other intangible assets			$1,377,000

Schedule Of Future Amortization Expense

respectively. The future amortization expense for each of the next five years relating to existing intangible assets is estimated to be the followings at March 31, 2012:

Years ending March 31	Millions of Yen
2013	¥22,620
2014	18,896
2015	13,282
2016	10,891
2017	9,355

Schedule of Changes in Carrying Amount of Goodwill

The changes in the carrying amounts of goodwill by segment for the years ended March 31, 2011 and 2012 are as follows:

	Millions of Yen
	2011			2012
	Imaging & Solutions	Other	Total	Imaging & Solutions	Other	Total
Beginning balance	¥246,359	¥—	¥246,359	¥221,092	¥—	¥221,092
Goodwill acquired during the year	546	—	546	3,254	3,726	6,980
Impairment	—	—	—	(27,491)	—	(27,491)
Translation adjustments and other	(25,813)	—	(25,813)	(5,330)	—	(5,330)

Ending balance
Goodwill - gross	221,092	—	221,092	220,103	3,726	223,829
Accumulated impairment	—	—	—	(28,578)	—	(28,578)
Goodwill	¥221,092	¥—	¥221,092	¥191,525	¥3,726	¥195,251

	Thousands of U.S. Dollars
	2012
	Imaging & Solutions	Other	Total
Beginning balance	$2,696,244	$—	$2,696,244
Goodwill acquired during the year	39,683	45,439	85,122
Impairment	(335,256)	—	(335,256)
Translation adjustments and other	(65,000)	—	(65,000)

Ending balance
Goodwill - gross	2,684,183	45,439	2,729,622
Accumulated impairment	(348,512)	—	(348,512)
Goodwill	$2,335,671	$45,439	$2,381,110

Schedule Of Aggregate Cost And Related Accumulated Amortization For Certain Finite Lived Assets

The aggregate costs included in property, plant and equipment and related accumulated amortization for certain leased buildings, machinery and equipment accounted as of March 31, 2011 and 2012 are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2011
Aggregate cost	¥7,578	¥7,627	$93,012
Accumulated amortization	6,004	6,299	76,817